UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA	90017

(Address of principal executive offices)	(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, 18th Floor Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(213) 244-0000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.	Schedule of Investments. – The Schedule of Investments is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED)

Principal Amount		Value
	Fixed Income Securities
	Asset-Backed Securities (19.9% of Net Assets)

$1,666,502	Aerco, Ltd., (2A-A3), (144A), 0.715%, due 07/15/25(1)(2)	$1,349,867
725,807	Aircastle Pass Through Trust, (07-1A-G1), (144A), 0.52%, due 06/14/37(1)(2)	655,041
3,100,000	Asset-Backed Securities Corp. Home Equity, (07-HE1-A4), 0.389%, due 12/25/36(2)	1,379,199
986,001	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.556%, due 08/14/12(1)(2)	862,751
2,200,000	Brazos Higher Education Authority, (10-1-A2), 1.512%, due 02/25/35(2)	2,097,559
878,418	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 09/01/33	936,688
1,510,872	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 5.236%, due 01/25/36(2)	1,013,599
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, (06-FF18-A2D), 0.46%, due 12/25/37(2)	1,171,745
1,000,000	GE Corporate Aircraft Financing LLC, (05-1A-C), (144A), 1.55%, due 08/26/19(1)(2)	900,000
308,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.554%, due 04/17/19(1)(2)	297,781
770,000	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.504%, due 11/17/20(1)(2)	717,323
866,413	Genesis Funding, Ltd., (06-1A-G1), (144A), 0.494%, due 12/19/32(1)(2)	773,273
1,200,000	Green Tree, (08-MH1-A2), (144A), 8.97%, due 04/25/38(1)	1,331,541
2,500,000	Green Tree Financial Corp., (96-10-M1), 7.24%, due 11/15/28(2)	2,587,465
1,200,000	Green Tree Financial Corp., (96-7-M1), 7.7%, due 10/15/27	1,249,493
1,278,851	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28(2)	1,374,668
530,164	Green Tree Financial Corp., (97-3-A7), 7.64%, due 03/15/28	578,053
1,006,068	Green Tree Financial Corp., (98-3-A6), 6.76%, due 03/01/30	1,064,197
956,407	Green Tree Financial Corp., (98-4-A6), 6.53%, due 04/01/30	1,006,087
1,012,722	Green Tree Financial Corp., (98-4-A7), 6.87%, due 04/01/30	1,064,621
935,000	Greenpoint Manufactured Housing, (99-5-A5), 7.82%, due 12/15/29	1,014,947
3,067,555	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36(2)	2,314,042
348,588	GSAA Home Equity Trust, (06-19-A1), 0.34%, due 12/25/36(2)	175,363
790,000	Lease Investment Flight Trust, (1-A1), 0.645%, due 07/15/31(2)	513,500
955,000	Lease Investment Flight Trust, (1-A2), 0.685%, due 07/15/31(2)	620,750
2,329,108	Lehman XS Trust, (05-1-3A2B), 4.8%, due 07/25/35(2)	2,159,832
1,300,000	Long Beach Mortgage Loan Trust, (04-4-M1), 0.85%, due 10/25/34(2)	1,048,145
2,450,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 0.43%, due 06/25/37(2)	1,211,731
1,300,000	Morgan Stanley Capital Inc., (05-HE3-M3), 0.78%, due 07/25/35(2)	1,068,982
1,774,548	Morgan Stanley Capital, Inc., (03-NC6-M1), 1.45%, due 06/25/33(2)	1,616,254
2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 1.282%, due 10/25/41(2)	2,066,746
2,000,000	North Texas Higher Education Authority, (11-1-A), 1.466%, due 04/01/40(2)	1,992,440
1,750,000	Northstar Education Finance, Inc., (07-1-A3), 0.364%, due 01/29/46(2)	1,542,433
1,053,975	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31	876,652
1,012,323	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	1,023,871
1,200,000	Park Place Securities, Inc., (05-WHQ1-M2), 0.75%, due 03/25/35(2)	1,101,696
2,081,878	Peachtree Finance Co. LLC, (144A), (Class A Notes), 4.71%, due 04/15/48(1)	2,185,972
3,049,000	Securitized Asset Backed Receivables LLC Trust, (07-BR4-A2C), 0.54%, due 05/25/37(2)	1,308,292
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.655%, due 10/25/36(2)	3,086,217
622,917	TAL Advantage LLC, (10-2A-A), (144A), 4.3%, due 10/20/25(1)	648,595
245,833	TAL Advantage LLC, (11-1A-A), (144A), 4.6%, due 01/20/26(1)	248,746
409,719	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.33%, due 01/25/38(1)(2)(3)	325,919
625,000	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.51%, due 05/15/20(1)(2)	605,030
779,167	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.42%, due 11/26/21(1)(2)	736,907
501,823	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.39%, due 02/26/19(1)(2)	482,024

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$2,300,000	U.S. Education Loan Trust LLC, (06-2A-A1), (144A), 0.491%, due 03/01/31(1)(2)	$2,034,072

	Total Asset-Backed Securities (Cost: $51,517,415)	54,420,109

	Bank Loans (1.2%)

	Electric Utilities (0.3%)
983,876	Kelson Finance, LLC (Loan Agreement), 6.807%, due 03/08/14(2)	943,734

	Financial Services (0.4%)
1,000,000	Intelsat Jackson Holdings, Ltd. (Loan Agreement), 5.25%, due 04/06/18(2)	1,007,900

	Hotels, Restaurants & Leisure (0.5%)
1,500,000	Harrahs Operating Company (Loan Agreement), 0%, due 01/28/15(4)	1,392,000

	Total Bank Loans (Cost: $3,311,341)	3,343,634

	Collateralized Debt Obligation (0.2%)
725,000	Bryant Park CDO Ltd, (05-1X), 0%, due 01/15/19	521,985

	Total Collateralized Debt Obligation (Cost: $522,000)	521,985

	Collateralized Mortgage Obligations (60.2%)

	Private Mortgage-Backed Securities (50.9%)
5,049,283	Adjustable Rate Mortgage Trust, (05-11-2A3), 3.078%, due 02/25/36(2)(3)	2,827,483
2,534,054	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.594%, due 08/25/35(2)	1,235,391
1,507,125	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.212%, due 03/25/36(2)	1,000,239
3,274,766	American Home Mortgage Assets, (05-2-2A1A), 3.104%, due 01/25/36(2)(3)	2,314,089
2,926,716	Banc of America Funding Corp., (07-6-A2), 0.53%, due 07/25/37(2)	2,187,883
3,000,000	Banc of America Mortgage Securities, Inc., (06-2-A2), 6%, due 07/25/36(2)	2,673,111
1,669,680	BCAP LLC Trust, (10-RR11-3A2), (144A), 4.372%, due 06/27/36(1)	1,561,151
2,100,000	BCAP LLC Trust, (11-RR3-1A5), 5.549%, due 05/27/37	2,021,250
2,330,000	BCAP LLC Trust, (11-RR3-5A3), 5.094%, due 11/27/37	2,091,175
2,869,308	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.803%, due 06/25/47(2)	2,433,310
2,145,297	Bear Stearns Alternative Loan Trust, (04-8-1A), 0.6%, due 09/25/34(2)	1,829,817
1,624,320	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.48%, due 04/25/36(2)(3)	891,612
3,796,326	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 2.795%, due 10/25/35(2)	2,865,480
1,007,195	Citigroup Mortgage Loan Trust, Inc., (05-8-2A5), 5.5%, due 09/25/35	995,488
1,947,584	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 5.953%, due 08/25/36(2)	1,814,024
3,418,927	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36(2)	2,609,022
2,000,000	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36	1,535,904
2,680,481	Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36(3)	1,637,582
2,392,889	Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36	1,577,986
1,903,302	Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36	1,550,492
2,878,996	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37(2)	1,921,461
3,829,628	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,895,146
2,556,964	Countrywide Alternative Loan Trust, (07-16CB-4A7), 6%, due 08/25/37	2,021,791
4,864,185	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	3,686,446
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	2,222,943
2,368,372	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,612,401
1,759,746	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,354,421
2,181,226	Countrywide Home Loans, (04-HYB4-B1), 3.33%, due 09/20/34(2)	516,771

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Private Mortgage-Backed Securities (Continued)
$140,277,378	Countrywide Home Loans, (06-14-X), 0.333%, due 09/25/36(I/O)(2)	$1,095,426
3,704,632	Countrywide Home Loans, (06-HYB2-1A1), 2.917%, due 04/20/36(2)	2,051,809
3,618,228	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37(2)	2,612,190
3,067,065	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36(3)	2,079,926
2,155,932	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36	1,587,508
1,691,035	Credit Suisse Mortgage Capital Certificates, (06-7-1A3), 5%, due 08/25/36	1,389,268
29,701,707	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.301%, due 11/25/36(I/O) (I/F)(2)	4,338,733
615,000	Credit Suisse Mortgage Capital Certificates, (06-C5-A3), 5.311%, due 12/15/39	646,570
5,500,000	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36(2)	3,841,361
2,387,674	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.439%, due 02/25/37(2)	1,446,551
518,731	Downey Savings & Loan Association Mortgage Loan Trust, (06-AR2-2A1A), 0.454%, due 11/19/37(2)	353,672
1,394,164	GE Business Loan Trust, (03-2A-A), (144A), 0.625%, due 11/15/31(1)(2)	1,284,870
904,141	GE Business Loan Trust, (04-1-A), (144A), 0.545%, due 05/15/32(1)(2)	840,689
444,158	GE Business Loan Trust, (04-2A-A), (144A), 0.475%, due 12/15/32(2)	400,297
1,119,943	GE Business Loan Trust, (05-2A-A), (144A), 0.495%, due 11/15/33(1)(2)	1,001,197
1,925,000	Greenwich Capital Commercial Funding Corp., (06-GG7-A4), 5.889%, due 07/10/38(2)	2,108,427
1,925,000	Greenwich Capital Commercial Funding Corp., (07-GG9-A4), 5.444%, due 03/10/39	2,040,265
1,937,743	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.429%, due 05/25/36(2)(3)	1,001,372
1,512,447	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.836%, due 05/25/35(2)	1,235,625
3,269,416	GSR Mortgage Loan Trust, (06-1F-1A5), 29.153%, due 02/25/36(I/F) (TAC)(2)	3,881,140
10,710,985	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.672%, due 07/25/36(I/O)(2)	545,246
3,383,019	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.858%, due 03/25/37(2)(3)	2,040,101
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 2.989%, due 11/25/35(2)	3,243,440
3,449,114	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	2,943,232
2,560,633	Lehman XS Trust, (07-14H-A211), 0.73%, due 07/25/47(2)(3)	1,194,983
3,500,000	MASTR Adjustable Rate Mortgages Trust, (07-3-22A5), 0.59%, due 05/25/47(2)	512,951
3,078,720	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47(2)	1,799,585
1,557,651	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36(2)	1,261,842
3,299,572	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,658,085
2,718,765	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 5.475%, due 11/25/37(2)	1,959,766
4,559,497	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.416%, due 02/25/36(2)(3)	2,251,745
1,236,046	Residential Accredit Loans, Inc., (05-QA7-M1), 3.206%, due 07/25/35(2)(3)	21,069
1,820,804	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,314,620
4,246,511	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36(3)	2,903,620
1,259,652	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)(3)	798,970
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35(2)	1,723,471
2,350,775	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37(3)	1,809,200
8,748,634	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)	1,273,855
175,732,488	Residential Funding Mortgage Securities, (06-S9-AV), 0.3%, due 09/25/36(I/O)(2)	1,258,438
2,357,019	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.699%, due 10/25/35(2)	1,490,760
2,923,842	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 5.79%, due 01/25/36(2)	2,258,438
2,007,905	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 5.639%, due 04/25/36(2)	1,574,758
1,503,238	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.347%, due 09/25/37(2)	987,131
1,615,832	Structured Asset Mortgage Investments, Inc., (07-AR6-A1), 1.812%, due 08/25/47	954,995
3,722,684	Washington Mutual Mortgage Pass-Through Certificates, (06-3-4CB), 6.5%, due 03/25/36	2,538,381

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Private Mortgage-Backed Securities (Continued)
$1,168,077	Wells Fargo Mortgage Backed Securities Trust, (06-11-A8), 6%, due 09/25/36	$1,052,513
1,981,410	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.701%, due 03/25/36(I/F)(2)	2,427,003
2,106,580	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 5.143%, due 07/25/36(2)	1,652,745
2,292,771	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 5.84%, due 04/25/37(2)	2,074,088
2,130,058	Wells Fargo Mortgage Loan Trust, (10-RR4-1A2), (144A), 5.578%, due 12/27/46(1)(2)	1,091,036

	Total Private Mortgage-Backed Securities	138,736,832

	U.S. Government Agency Obligations (9.3%)
814,654	Federal Home Loan Mortgage Corp., (1673-SD), 11.634%, due 02/15/24 (I/F) (PAC)(2)	961,420
1,759,077	Federal Home Loan Mortgage Corp., (1760-ZD), 3.1%, due 02/15/24(2)(5)	1,776,507
73,170	Federal Home Loan Mortgage Corp., (2950-GS), 20.975%, due 03/15/35(I/F)(2)	74,725
543,318	Federal Home Loan Mortgage Corp., (2990-JK), 20.984%, due 03/15/35(I/F)(2)	622,701
467,870	Federal Home Loan Mortgage Corp., (3063-JS), 27.638%, due 11/15/35(I/F)(2)	487,263
537,337	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35(PAC)	551,302
13,037,931	Federal Home Loan Mortgage Corp., (3122-SG), 5.375%, due 03/15/36(I/O) (I/F) (TAC) (PAC)(2)	1,527,471
706,802	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O)(6)	689,147
954,253	Federal Home Loan Mortgage Corp., (3185-SA), 10.701%, due 07/15/36(I/F)(2)	926,019
7,323,734	Federal Home Loan Mortgage Corp., (3323-SA), 5.855%, due 05/15/37 (I/O) (I/F)(2)(5)	780,298
4,096,656	Federal Home Loan Mortgage Corp., (3459-JS), 5.995%, due 06/15/38(I/O) (I/F)(2)	456,314
18,558,910	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F)(2)	836,548
572,126	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	575,762
261,378	Federal National Mortgage Association, (05-13-JS), 22.003%, due 03/25/35(I/F)(2)	266,482
458,984	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O)(6)	395,572
4,086,359	Federal National Mortgage Association, (07-42-SE), 5.861%, due 05/25/37(I/O) (I/F)(2)	439,546
15,169,328	Federal National Mortgage Association, (07-48-SD), 5.851%, due 05/25/37(I/O) (I/F)(2)	1,871,279
3,692,242	Federal National Mortgage Association, (09-69-CS), 6.501%, due 09/25/39(I/O) (I/F)(2)	478,247
5,475,897	Federal National Mortgage Association, (10-112-PI), 6%, due 10/25/40(I/O)	1,032,645
4,009,689	Government National Mortgage Association, (05-45-DK), 20.986%, due 06/16/35(I/F)(2)	4,403,139
17,214,922	Government National Mortgage Association, (06-35-SA), 6.347%, due 07/20/36 (I/O) (I/F)(2)(5)	2,178,443
30,204,296	Government National Mortgage Association, (06-61-SA), 4.497%, due 11/20/36(I/O) (I/F) (TAC)(2)	2,348,710
16,527,824	Government National Mortgage Association, (08-58-TS), 6.147%, due 05/20/38 (I/O) (I/F) (TAC)(2)(5)	1,767,057

	Total U.S. Government Agency Obligations	25,446,597

	Total Collateralized Mortgage Obligations (Cost: $145,011,711)	164,183,429

	Corporate Bonds (18.9%)

	Airlines (1.9%)
1,861,400	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	2,014,966
980,155	Delta Air Lines, Inc. Pass-Through Certificates, (02-G1), 6.718%, due 07/02/24(EETC)	999,758
1,250,000	Delta Air Lines, Inc. Pass-Through Certificates, (02-G2), 6.417%, due 01/02/14(EETC)	1,287,500
900,000	U.S. Airways Pass-Through Trust, (10-1A), 6.25%, due 04/22/23(EETC)	889,312

	Total Airlines	5,191,536

	Banks (2.8%)
1,000,000	Bank of America Corp., 5.625%, due 07/01/20	1,028,519
1,400,000	Chase Capital III, 0.861%, due 03/01/27(2)	1,189,015

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Banks (Continued)
$400,000	Chase Capital VI, 0.929%, due 08/01/28(2)	$339,500
2,000,000	Citigroup, Inc., 0.862%, due 08/25/36(2)	1,504,432
700,000	Lloyds TSB Bank PLC, 4.875%, due 01/21/16	720,200
650,000	Lloyds TSB Bank PLC, (144A), 5.8%, due 01/13/20(1)	651,040
1,000,000	NationsBank Capital Trust III, 0.853%, due 01/15/27(2)	773,668
1,300,000	Royal Bank of Scotland PLC (The) (Great Britain), 3.95%, due 09/21/15	1,300,014

	Total Banks	7,506,388

	Coal (0.2%)
650,000	Massey Energy Co., 6.875%, due 12/15/13	666,250

	Commercial Services (0.2%)
500,000	United Rentals North America, Inc., 9.25%, due 12/15/19	558,750

	Diversified Financial Services (3.2%)
3,000,000	BankBoston Capital Trust IV, 0.91%, due 06/08/28(2)	2,318,994
650,000	Cantor Fitzgerald LP, (144A), 6.375%, due 06/26/15(1)	654,863
1,000,000	CIT Group, Inc., 7%, due 05/01/14	1,021,875
762,358	CIT Group, Inc., 7%, due 05/01/13	778,558
2,000,000	General Electric Capital Corp., 0.793%, due 08/15/36(2)	1,569,848
1,400,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(1)	1,484,000
300,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	310,082
700,000	U.S. Education Loan Trust IV LLC, (144A), 0.307%, due 03/01/41(1)(2)	598,488

	Total Diversified Financial Services	8,736,708

	Electric (4.1%)
850,000	AES Corp., 7.75%, due 10/15/15	918,000
2,000,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16(1)	2,190,000
2,250,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16(EETC)	2,126,250
650,000	Edison Mission Energy, 7%, due 05/15/17	523,250
849,707	Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, due 06/30/17(EETC)	924,057
1,169,153	Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, due 12/30/28(EETC)	1,313,836
1,500,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,556,250
1,500,000	Puget Energy, Inc., (144A), 6.5%, due 12/15/20(1)	1,510,314

	Total Electric	11,061,957

	Food (0.8%)
2,000,000	Blue Merger Sub, Inc., (144A), 7.625%, due 02/15/19(1)	2,037,500

	Gas (1.8%)
1,535,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,581,050
1,500,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16(1)	1,470,000
2,066,000	Southern Union Co., 7.2%, due 11/01/66(2)	1,983,360

	Total Gas	5,034,410

	Healthcare-Services (1.5%)
1,000,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,053,750
1,000,000	HCA, Inc., 8.5%, due 04/15/19	1,105,000

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Healthcare-Services (Continued)
$2,000,000	Universal Health Services, Inc., 6.75%, due 11/15/11	$2,056,286

	Total Healthcare-Services	4,215,036

	Real Estate (0.5%)
1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,354,304

	REITS (1.3%)
1,000,000	HCP, Inc., 6%, due 01/30/17	1,081,024
1,000,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,004,288
700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	715,517
700,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	773,534

	Total REITS	3,574,363

	Telecommunications (0.2%)
650,000	iPCS, Inc., 3.554%, due 05/01/14(2)	635,375

	Trucking & Leasing (0.4%)
1,000,000	AWAS Aviation Capital, Ltd., (144A), 7%, due 10/15/16(1)	1,005,000

	Total Corporate Bonds (Cost: $49,436,712)	51,577,577

	Municipal Bonds (1.1%)
1,000,000	California State Build America Bonds, 7.3%, due 10/01/39	1,055,250
650,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	650,819
600,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	574,572
650,000	Illinois State General Obligation, 5.665%, due 03/01/18	649,408

	Total Municipal Bonds (Cost: $2,852,395)	2,930,049

	Total Fixed Income Securities (Cost: $ 252,651,574) (101.5%)	276,976,783

	Convertible Securities

	Convertible Corporate Bonds (2.6%)

	Building Materials (0.0%)
45,000	Cemex SAB de CV, 4.875%, due 03/15/15	46,125

	Commercial Services (0.3%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	905,866

	Diversified Financial Services (0.4%)
256,000	Janus Capital Group, Inc., 3.25%, due 07/15/14	307,737
625,000	Jefferies Group, Inc., 3.875%, due 11/01/29	652,344

	Total Diversified Financial Services	960,081

	Energy-Alternate Sources (0.0%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	43,369

	Insurance (0.6%)
1,517,000	Hilltop Holdings, Inc., (144A), 7.5%, due 08/15/25(1)	1,636,464

	Mining (0.1%)
224,000	Sterlite Industries India, Ltd., 4%, due 10/30/14	229,880

	Oil & Gas (0.3%)
884,000	Transocean, Inc., Series C, 1.5%, due 12/15/37	865,215

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Principal Amount		Value

	Pharmaceuticals (0.1%)
$353,000	Omnicare, Inc., 3.25%, due 12/15/35	$329,173

	Retail (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13(1)	143,150

	Semiconductors (0.2%)
159,000	Rovi Corp., 2.625%, due 02/15/40	211,271
220,000	Xilinx, Inc., 3.125%, due 03/15/37	257,125

	Total Semiconductors	468,396

	Telecommunications (0.5%)
1,297,000	Ciena Corp., 0.25%, due 05/01/13	1,325,871

	Total Convertible Corporate Bonds (Cost: $6,398,586)	6,953,590

Number of Shares

	Convertible Preferred Stocks (0.6%)

	Electric (0.3%)
16,500	AES Corp., $3.375	805,200

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	874,325

	Total Convertible Preferred Stocks (Cost: $1,473,300)	1,679,525

	Total Convertible Securities (Cost: $ 7,871,886) (3.2%)	8,633,115

	Common Stock (15.9%)

	Banks (1.1%)
32,600	JPMorgan Chase & Co.	1,502,860
33,900	Morgan Stanley	926,148
15,350	State Street Corp.	689,829

	Total Banks	3,118,837

	Chemicals (0.4%)
20,900	Du Pont (E.I.) de Nemours & Co.	1,148,873

	Computers (0.5%)
27,000	Dell, Inc. (7)	391,770
5,900	International Business Machines Corp.	962,113

	Total Computers	1,353,883

	Diversified Financial Services (0.6%)
12,300	American Express Co.	555,960
14,272	Ameriprise Financial, Inc.	871,734
16,400	Blackstone Group, LP (The)	293,232

	Total Diversified Financial Services	1,720,926

	Diversified Manufacturers (1.6%)
52,200	General Electric Co.	1,046,610
20,950	Honeywell International, Inc.	1,250,924
36,400	Textron, Inc.	996,996

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Number of Shares		Value

	Diversified Manufacturers (Continued)
22,500	Tyco International, Ltd.	$1,007,325

	Total Diversified Manufacturers	4,301,855

	Electric (0.3%)
19,800	American Electric Power Co., Inc.	695,772

	Electronics (0.6%)
34,700	TE Connectivity, Ltd.	1,208,254

	Electronics
7,250	Thermo Fisher Scientific, Inc. (7)	402,738

	Total Electronics	1,610,992

	Entertainment (0.2%)
47,900	Regal Entertainment Group	646,650

	Food (0.4%)
35,700	Kraft Foods, Inc., Class A	1,119,552

	Forest Products & Paper (0.2%)
16,500	MeadWestvaco Corp.	500,445

	Healthcare-Products (0.2%)
7,400	Johnson & Johnson	438,450
2,800	Teleflex, Inc.	162,344

	Total Healthcare-Products	600,794

	Healthcare-Services (0.2%)
58,000	Tenet Healthcare Corp. (7)	432,100

	Home Builders (0.2%)
36,150	Lennar Corp., Class A	655,038

	Household Products/Wares (0.6%)
17,400	Avery Dennison Corp.	730,104
14,500	Kimberly-Clark Corp.	946,415

	Total Household Products/Wares	1,676,519

	Insurance (0.9%)
15,600	Allstate Corp. (The)	495,768
26,200	MBIA, Inc. (7)	263,048
27,800	Old Republic International Corp.	352,782
21,000	Travelers Cos., Inc. (The)	1,249,080

	Total Insurance	2,360,678

	Internet (0.2%)
25,100	Symantec Corp. (7)	465,354

	Iron/Steel (0.2%)
11,000	United States Steel Corp.	593,340

	Leisure Time (0.1%)
7,500	Harley-Davidson, Inc.	318,675

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Number of Shares		Value

	Media (0.5%)
23,800	CBS Corp., Class B	$595,952
34,500	Comcast Corp., Class A	852,840

	Total Media	1,448,792

	Mining (0.3%)
47,400	Alcoa, Inc.	836,610

	Oil & Gas (2.0%)
6,400	Anadarko Petroleum Corp.	524,288
15,600	Chevron Corp.	1,675,908
12,700	Devon Energy Corp.	1,165,479
21,650	Ensco International PLC (SP ADR)	1,252,236
14,900	Nabors Industries, Ltd. (7)	452,662
16,600	Valero Energy Corp.	495,012

	Total Oil & Gas	5,565,585

	Oil & Gas Services (0.4%)
14,100	Baker Hughes, Inc.	1,035,363

	Packaging & Containers (0.4%)
33,800	Packaging Corp. of America	976,482

	Pharmaceuticals (0.5%)
67,700	Pfizer, Inc.	1,374,987
79	Watson Pharmaceuticals, Inc. (7)	4,425

	Total Pharmaceuticals	1,379,412

	REITS (0.2%)
26,850	Kimco Realty Corp.	492,429

	Retail (0.8%)
24,000	Foot Locker, Inc.	473,280
27,400	Gap, Inc. (The)	620,884
30,200	Home Depot, Inc. (The)	1,119,212

	Total Retail	2,213,376

	Savings & Loans (0.3%)
38,800	New York Community Bancorp, Inc.	669,688

	Semiconductors (0.5%)
43,500	Intel Corp.	877,395
14,900	Microchip Technology, Inc.	566,349

	Total Semiconductors	1,443,744

	Software (0.2%)
18,200	CA, Inc.	440,076

	Telecommunications (1.3%)
35,100	AT&T, Inc.	1,074,060
16,962	Motorola Mobility Holdings, Inc. (7)	413,873
15,657	Motorola Solutions, Inc. (7)	699,711

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Number of Shares		Value

	Telecommunications (Continued)
99,100	Sprint Nextel Corp. (7)	$459,824
75,300	Windstream Corp.	969,111

	Total Telecommunications	3,616,579

	Total Common Stock (Cost: $ 37,295,117) (15.9%)	43,438,419

Principal Amount

	Short-Term Investment

	U.S. Government Obligations (0.2%)
$600,000	U.S. Treasury Bill, 0.02%, due 05/05/11(8)	599,972

	Total Short-Term Investments (Cost: $ 599,972) (0.2%)	599,972

	TOTAL INVESTMENTS (Cost $298,418,549) (120.8%)	329,648,289
	LIABILITIES IN EXCESS OF OTHER ASSETS (-20.8%)	(56,732,043)

	NET ASSETS (100.0%)	$272,916,246

Notes to Schedule of Investments:
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $33,714,901 or 12.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2011.
(3)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(4)		This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.
(6)		As of March 31, 2011, security is not accruing interest.
(7)		Non-income producing security.
(8)		All or a portion of this security is segregated to cover open futures contracts.
CDO	-	Collateralized Debt Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are Sponsored issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED)

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	50.9%
Asset-Backed Securities	19.9
U.S. Government Agency Obligations	9.3
Electric	5.0
Diversified Financial Services	4.5
Oil, Gas & Consumable Fuels	3.8
Banks	2.8
Airlines	1.9
Healthcare-Services	1.7
Insurance	1.5
Real Estate Investment Trusts (REITs)	1.5
Telecommunications	1.4
Industrial Conglomerates	1.2
Food	1.2
Municipal	1.1
Capital Markets	1.0
Energy Equipment & Services	1.0
Retail	0.9
Pharmaceuticals	0.7
Media	0.7
Semiconductors & Semiconductor Equipment	0.7
Metals & Mining	0.6
Commercial Services	0.5
Hotels, Restaurants & Leisure	0.5
Real Estate	0.5
Household Products	0.5
Aerospace & Defense	0.4
Electronic Equipment, Instruments and Components	0.4
Chemicals	0.4
Communications Equipment	0.4
Trucking & Leasing	0.4
Containers & Packaging	0.4
IT Services	0.4
Software	0.4
Commercial Services & Supplies	0.3
Thrifts & Mortgage Finance	0.3
Coal	0.2
Consumer Finance	0.2
Collateralized Debt Obligation	0.2
Paper & Forest Products	0.2
Wireless Telecommunication Services	0.2

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2011 (UNAUDITED) (CONT’D)

Life Sciences Tools & Services	0.2
Computers & Peripherals	0.1
Automobiles	0.1
Health Care Equipment & Supplies	0.1
Building Materials	0.0	*
Energy-Alternate Sources	0.0	*
Short-Term Investments	0.2

Total	120.8%

*	Value round to less than 0.1% of net assets.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)

Note 1—Security Valuation:

Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. There were no fair valued securities at March 31, 2011.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principals generally accepted in the United States of America, the Fund disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the

U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-Backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$54,420,109	$—	$54,420,109

Bank Loans
Electric Utilities	—	943,734	—	943,734
Financial Services	—	1,007,900	—	1,007,900
Hotels, Restaurants & Leisure	—	1,392,000	—	1,392,000

Total Bank Loans	—	3,343,634	—	3,343,634

Collateralized Debt Obligation	—	521,985	—	521,985

Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	138,736,832	—	138,736,832
U.S. Government Agency Obligations	—	25,446,597	—	25,446,597

Total Collateralized Mortgage Obligations	—	164,183,429	—	164,183,429

Corporate Bonds
Airlines	—	5,191,536	—	5,191,536
Banks	—	7,506,388	—	7,506,388
Coal	—	666,250	—	666,250
Commercial Services	—	558,750	—	558,750
Diversified Financial Services	—	8,736,708	—	8,736,708

Electric	—	11,061,957	—	11,061,957
Food	—	2,037,500	—	2,037,500
Gas	—	5,034,410	—	5,034,410
Healthcare-Services	—	4,215,036	—	4,215,036
Real Estate	—	1,354,303	—	1,354,304
REITS	—	3,574,363	—	3,574,363
Telecommunications	—	635,375	—	635,375
Trucking & Leasing	—	1,005,000	—	1,005,000

Total Corporate Bonds	—	51,577,576	—	51,577,577

Municipal Bonds	—	2,930,049	—	2,930,049

Total Fixed Income Securities	—	276,976,783	—	276,976,783

Convertible Securities
Convertible Corporate Bonds
Building Materials	—	46,125	—	46,125
Commercial Services	—	905,866	—	905,866
Diversified Financial Services	—	960,081	—	960,081
Energy-Alternate Sources	—	43,369	—	43,369
Insurance	—	1,636,464	—	1,636,464
Mining	—	229,880	—	229,880
Oil & Gas	—	865,215	—	865,215
Pharmaceuticals	—	329,173	—	329,173
Retail	—	143,150	—	143,150
Semiconductors	—	468,396	—	468,396
Telecommunications	—	1,325,871	—	1,325,871

Total Convertible Corporate Bonds	—	6,953,590	—	6,953,590

Convertible Preferred Stocks
Electric	805,200	—	—	805,200
Oil & Gas	874,325	—	—	874,325

Total Convertible Preferred Stocks	1,679,525	—	—	1,679,525

Total Convertible Securities	1,679,525	6,953,590	—	8,633,115

Common Stock
Banks	3,118,837	—	—	3,118,837
Chemicals	1,148,873	—	—	1,148,873
Computers	1,353,883	—	—	1,353,883
Diversified Financial Services	1,720,926	—	—	1,720,926
Diversified Manufacturers	4,301,855	—	—	4,301,855
Electric	695,772	—	—	695,772
Electronics	1,610,992	—	—	1,610,992
Entertainment	646,650	—	—	646,650
Food	1,119,552	—	—	1,119,552
Forest Products & Paper	500,445	—	—	500,445
Healthcare-Products	600,794	—	—	600,794
Healthcare-Services	432,100	—	—	432,100
Home Builders	655,038	—	—	655,038
Household Products/Wares	1,676,519	—	—	1,676,519
Insurance	2,360,678	—	—	2,360,678
Internet	465,354	—	—	465,354
Iron/Steel	593,340	—	—	593,340
Leisure Time	318,675	—	—	318,675
Media	1,448,792	—	—	1,448,792
Mining	836,610	—	—	836,610
Oil & Gas	5,565,585	—	—	5,565,585
Oil & Gas Services	1,035,363	—	—	1,035,363
Packaging & Containers	976,482	—	—	976,482
Pharmaceuticals	1,379,412	—	—	1,379,412

REITS	492,429	—	—	492,429
Retail	2,213,376	—	—	2,213,376
Savings & Loans	669,688	—	—	669,688
Semiconductors	1,443,744	—	—	1,443,744
Software	440,076	—	—	440,076
Telecommunications	3,616,579	—	—	3,616,579

Total Common Stock	43,438,419	—	—	43,438,419

Short-Term Investment	599,972	—	—	599,972

Total Investments	$45,717,916	$283,930,373	$—	$329,648,289

Derivatives
Futures Contracts
Equity Risk	4,478,100	—	—	4,478,100

Total	$50,196,016	$283,930,373	$—	$334,126,389

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2011.

The Fund held no investments or other financial instruments at March 31, 2011 whose fair value was categorized using Level 3 inputs.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2011, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Futures Contracts	$—	$499,057	$—	$—	$499,057

Number of Contracts
Futures Contracts	—	92	—	—	92

Futures Contracts: The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund had the following open futures contracts at March 31, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUYS
92	Nikkei 225 Index Futures	6/9/11	$4,478,100	$499,057

Mortgage-Backed Securities: The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount equal to or greater than the committed amount.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2011, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$43,518,244
Depreciated securities	(12,546,642)

Net unrealized appreciation	$30,971,602

Cost of securities for federal income tax purposes	$298,676,687

The Fund did not have any unrecognized tax benefits at March 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (including Rule 144A issues) at March 31, 2011.

Note 4—Recently Issued Accounting Pronouncements

On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”). The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Item 2.	Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	May 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	May 13, 2011

By (Signature and Title)	/s/ David S. DeVito

David S. DeVito Treasurer and Chief Financial Officer

Date	May 13, 2011